Retirement Plans (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Actual return	$ (3)	$ 22
(Level 3)
Defined Benefit Plan Disclosure [Line Items]
Actual return	(3)
Estimated future employer contributions in next fiscal year	$ 24